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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/01

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                        Kramer Spellman
Address:                                     237 Park Ave.
Form 13F File Number: 28-                    New York, NY 10017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Trapp
Title:    Customer Service Rep.
Phone:    212-251-3134

                    New York, NY                  8/6/01
[Signature]         [City, State]                 [Date]


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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
                                   Form 13F INFORMATION TABLE

             ITEM 1         ITEM 2       ITEM 3      ITEM 4     ITEM 5             ITEM 6          ITEM 7            ITEM 8
                                                                           INVEST   DISC.           MANA-   VOTING  AUTHORITY
         NAME OF ISSUER      TITLE        CUSIP       FAIR     SHARES OF                            GERS
                              OF         NUMBER      MARKET    PRINCIPAL
                             CLASS                   VALUE      AMOUNT      SOLE   SHARED   OTHER            SOLE    SHARED     NONE
                                                                            (A)     (B)     (C)              (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
REVLON-CLA                  COMMON      761525500    429200     59200        X                      KRAM     59200     0       0

OCWEN FINANCIAL             COMMON      675746101    465534.50  45418        X                      KRAM     45418     0       0

RAIT INVESTMENT             COMMON      749227104    237800     14500        X                      KRAM     14500     0       0

RESOURCE AMERICA            COMMON      761195205    1369238.20 104522       X                      KRAM    104522     0       0
